Fee Income (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Other Income and Expenses [Abstract]
Schedule of Asset Management and Other Fees
The Company's fee income is earned from the following sources:

	Three Months Ended March 31,
(In thousands)	2019	2018
Institutional funds	$10,638	$11,827
Public companies (Colony Credit, NRE)	15,106	12,172
Non-traded REITs	5,106	11,459
Other	178	70
	$31,028	$35,528
The following table presents the Company's fee income by type:

	Three Months Ended March 31,
(In thousands)	2019	2018
Base management fees ($30,201 and $32,862 from affiliates, respectively)	$30,364	$32,862
Asset management fees—from affiliates	635	674
Acquisition and disposition fees—from affiliates	—	1,922
Other fee income ($14 and $0 from affiliates, respectively)	29	70
Total fee income	$31,028	$35,528

The Company's fee income is earned from the following sources:

	Year Ended December 31,
(In thousands)	2018	2017	2016
Institutional funds	$48,624	$56,966	$67,731
Non-traded REITs	29,597	88,081	—
Public companies (Colony Credit, NRE)	65,258	14,003	—
Broker-dealer, Townsend and other clients	964	57,717	—
	$144,443	$216,767	$67,731
The following table presents the Company's fee income by type:

	Year Ended December 31,
(In thousands)	2018	2017	2016
Base management fees ($130,384, $161,414 and $63,212 from affiliates, respectively)	$131,406	$179,816	$63,212
Asset management fees—from affiliates	2,078	3,069	4,519
Acquisition and disposition fees—from affiliates	1,922	16,237	—
Incentive fees ($5,445, $172, $0 from affiliates, respectively)	5,445	1,043	—
Other fee income ($3,389, $0 and $0 from affiliates, respectively)	3,592	16,602	—
Total fee income	$144,443	$216,767	$67,731